Schedule of obligations under lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Minimum lease payments		$ 2,799	$ 3,091
Present value of minimum lease payments		2,305	2,464
Future finance charges minimum lease payments		(494)	(627)
Future finance charges on present value of minimum lease payments
Total lease obligations minimum lease payments		2,305	2,464
Total lease obligations present value of minimum lease payments		2,305	2,464
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments		576	546
Present value of minimum lease payments		462	444
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments		2,223	2,545
Present value of minimum lease payments		$ 1,843	$ 2,020